STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 305.5	$ 284.1	$ 268.9
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	280.9	316.4	299.9
Deferred income taxes and investment tax credits, net	119.8	116.8	127.6
Allowance for equity funds used during construction	(39.7)	(14.2)	(8.3)
Stock-based compensation expense	3.1	2.3	2.6
Regulatory assets	3.7	(21.4)	(9.1)
Regulatory liabilities	(3.7)	(11.8)	(27.5)
Other assets	1.6	13.7	10.1
Other liabilities	(59.9)	(20.1)	22.2
Change in certain current assets and liabilities:
Accounts receivable and accrued unbilled revenues, net	(22.2)	(6.1)	17.7
Fuel, materials and supplies inventories	(5.0)	32.5	(56.2)
Fuel recoveries	53.0	(112.6)	129.6
Other current assets	29.7	(26.7)	(16.0)
Accounts payable	22.5	(29.8)	22.3
Income taxes payable - parent	92.0	(3.1)	(16.7)
Other current liabilities	(65.6)	52.9	3.4
Net Cash Provided from Operating Activities	715.7	572.9	770.5
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures (less allowance for equity funds used during construction)	(824.1)	(660.1)	(551.6)
Proceeds from sale of assets	0.7	0.9	2.6
Net cash used in investing activities	(823.4)	(659.2)	(549.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	592.1	0.0	0.0
Changes in advances with parent	(189.3)	351.5	(101.3)
Payment of long-term debt	(125.1)	(110.2)	(0.2)
Dividends paid on common stock	(170.0)	(155.0)	(120.0)
Net cash provided from (used in) financing activities	107.7	86.3	(221.5)
NET CHANGE IN CASH AND CASH EQUIVALENTS	0.0	0.0	0.0
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	0.0	0.0	0.0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 0.0	$ 0.0	$ 0.0